Quarterly Holdings Report
for
Fidelity Freedom® 2030 Fund
June 30, 2025
F30-NPRT1-0825
1.818370.120
Bond Funds - 38.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,478,599	14,800,777
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	241,601,717	1,862,749,242
Fidelity Series Emerging Markets Debt Fund (b)	19,304,353	156,365,260
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	5,156,266	49,551,715
Fidelity Series Floating Rate High Income Fund (b)	3,049,501	27,018,580
Fidelity Series High Income Fund (b)	19,165,537	168,656,729
Fidelity Series International Credit Fund (b)	1,927,961	16,310,552
Fidelity Series International Developed Markets Bond Index Fund (b)	174,816,994	1,524,404,190
Fidelity Series Investment Grade Bond Fund (b)	694,375,134	7,013,188,851
Fidelity Series Long-Term Treasury Bond Index Fund (b)	275,731,532	1,483,435,641
Fidelity Series Real Estate Income Fund (b)	2,994,493	30,004,815
TOTAL BOND FUNDS (Cost $13,942,916,995)		12,346,486,352

Domestic Equity Funds - 34.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	30,925,167	409,758,466
Fidelity Series Blue Chip Growth Fund (b)	54,900,501	1,134,793,346
Fidelity Series Commodity Strategy Fund (b)	639,908	58,154,869
Fidelity Series Growth Company Fund (b)	81,343,638	2,040,098,442
Fidelity Series Intrinsic Opportunities Fund (b)	25,596,512	281,561,632
Fidelity Series Large Cap Stock Fund (b)	77,292,619	2,001,105,897
Fidelity Series Large Cap Value Index Fund (b)	34,927,111	602,492,665
Fidelity Series Opportunistic Insights Fund (b)	44,989,710	1,216,971,663
Fidelity Series Small Cap Core Fund (b)	5,279,621	61,560,377
Fidelity Series Small Cap Discovery Fund (b)	16,725,554	181,137,754
Fidelity Series Small Cap Opportunities Fund (b)	27,246,494	398,071,284
Fidelity Series Stock Selector Large Cap Value Fund (b)	94,859,071	1,343,204,450
Fidelity Series Value Discovery Fund (b)	75,491,178	1,220,692,346
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,317,390,519)		10,949,603,191

International Equity Funds - 27.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	34,838,898	640,687,335
Fidelity Series Emerging Markets Fund (b)	54,835,139	559,866,765
Fidelity Series Emerging Markets Opportunities Fund (b)	104,658,467	2,241,784,359
Fidelity Series International Growth Fund (b)	81,814,341	1,624,014,678
Fidelity Series International Small Cap Fund (b)	21,218,160	420,968,294
Fidelity Series International Value Fund (b)	105,407,653	1,609,574,868
Fidelity Series Overseas Fund (b)	100,031,052	1,620,503,039
Fidelity Series Select International Small Cap Fund (b)	1,921,521	25,594,662
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,515,482,758)		8,742,994,000

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	13,080,000	13,066,293
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	13,480,000	13,455,197
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	40,070,000	39,963,375
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	28,020,000	27,922,701
US Treasury Bills 0% 8/14/2025 (d)	4.32	550,000	547,105
US Treasury Bills 0% 8/28/2025 (d)	4.28	1,750,000	1,737,806
US Treasury Bills 0% 9/4/2025 (d)	4.27	100,000	99,231
TOTAL U.S. TREASURY OBLIGATIONS (Cost $96,790,483)			96,791,708

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $55,995,916)	4.32	55,984,720	55,995,917

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,928,576,671)	32,191,871,168
NET OTHER ASSETS (LIABILITIES) - 0.0%	(11,545,985)
NET ASSETS - 100.0%	32,180,325,183

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	2,749	Sep 2025	368,599,665	3,154,196	3,154,196
ICE MSCI Emerging Markets Index Contracts (United States)	2,301	Sep 2025	141,914,175	2,853,353	2,853,353

TOTAL EQUITY CONTRACTS					6,007,549

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	8,124	Sep 2025	910,776,563	20,053,622	20,053,622
CBOT US Treasury Long Bond Contracts (United States)	2,943	Sep 2025	339,364,688	13,858,411	13,858,411

TOTAL INTEREST RATE CONTRACTS					33,912,033

TOTAL PURCHASED					39,919,582

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	2,074	Sep 2025	648,513,875	(22,927,971)	(22,927,971)

TOTAL FUTURES CONTRACTS					16,991,611
The notional amount of futures purchased as a percentage of Net Assets is 5.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $87,011,979.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	130,772,442	173,540,636	248,317,161	706,945	-	-	55,995,917	55,984,720	0.1%
Total	130,772,442	173,540,636	248,317,161	706,945	-	-	55,995,917

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15,167,647	86,516	541,314	56,372	10,694	77,234	14,800,777	1,478,599
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,738,822,957	171,632,727	39,791,607	6,695,411	(6,765,569)	(1,149,266)	1,862,749,242	241,601,717
Fidelity Series All-Sector Equity Fund	355,698,377	15,461,215	14,606,885	-	637,458	52,568,301	409,758,466	30,925,167
Fidelity Series Blue Chip Growth Fund	1,043,793,045	2,974,869	114,170,506	-	11,553,233	190,642,705	1,134,793,346	54,900,501
Fidelity Series Canada Fund	560,214,180	7,490,241	11,373,762	-	2,046,495	82,310,181	640,687,335	34,838,898
Fidelity Series Commodity Strategy Fund	61,058,667	120,554	1,102,733	-	12,944	(1,934,563)	58,154,869	639,908
Fidelity Series Emerging Markets Debt Fund	154,242,758	2,630,155	2,977,339	2,298,627	(273,982)	2,743,668	156,365,260	19,304,353
Fidelity Series Emerging Markets Debt Local Currency Fund	46,749,278	84,387	805,503	-	(50,335)	3,573,888	49,551,715	5,156,266
Fidelity Series Emerging Markets Fund	521,986,610	1,970,897	23,701,703	-	1,391,030	58,219,931	559,866,765	54,835,139
Fidelity Series Emerging Markets Opportunities Fund	2,089,197,603	3,859,982	97,742,171	-	14,232,082	232,236,863	2,241,784,359	104,658,467
Fidelity Series Floating Rate High Income Fund	26,894,369	603,788	537,291	543,509	(7,522)	65,236	27,018,580	3,049,501
Fidelity Series Growth Company Fund	1,912,739,824	3,592,354	233,859,612	-	6,370,649	351,255,227	2,040,098,442	81,343,638
Fidelity Series High Income Fund	163,859,857	3,039,625	2,997,444	2,714,124	(30,638)	4,785,329	168,656,729	19,165,537
Fidelity Series International Credit Fund	16,054,713	202,837	82,371	202,837	209	135,164	16,310,552	1,927,961
Fidelity Series International Developed Markets Bond Index Fund	1,462,342,065	69,637,644	26,167,230	7,129,439	(815,711)	19,407,422	1,524,404,190	174,816,994
Fidelity Series International Growth Fund	1,442,358,909	72,679,022	59,310,931	-	6,659,318	161,628,360	1,624,014,678	81,814,341
Fidelity Series International Small Cap Fund	395,405,854	7,916,867	53,328,175	-	10,733,749	60,239,999	420,968,294	21,218,160
Fidelity Series International Value Fund	1,617,246,737	2,971,915	198,393,366	-	71,071,022	116,678,560	1,609,574,868	105,407,653
Fidelity Series Intrinsic Opportunities Fund	277,976,998	497,435	14,338,509	-	(576,451)	18,002,159	281,561,632	25,596,512
Fidelity Series Investment Grade Bond Fund	6,609,080,467	503,390,084	121,427,975	71,512,500	(9,424,173)	31,570,448	7,013,188,851	694,375,134
Fidelity Series Large Cap Stock Fund	1,884,680,762	5,285,607	169,519,496	-	48,624,069	232,034,955	2,001,105,897	77,292,619
Fidelity Series Large Cap Value Index Fund	574,757,153	16,438,339	10,368,393	-	966,027	20,699,539	602,492,665	34,927,111
Fidelity Series Long-Term Treasury Bond Index Fund	1,440,421,650	105,131,625	26,802,600	13,479,511	(8,853,458)	(26,461,576)	1,483,435,641	275,731,532
Fidelity Series Opportunistic Insights Fund	1,131,651,908	2,142,266	112,500,997	-	32,117,560	163,560,926	1,216,971,663	44,989,710
Fidelity Series Overseas Fund	1,480,402,899	7,268,612	57,625,539	-	17,612,283	172,844,784	1,620,503,039	100,031,052
Fidelity Series Real Estate Income Fund	29,938,453	498,179	552,470	437,874	1,994	118,659	30,004,815	2,994,493
Fidelity Series Select International Small Cap Fund	5,511,736	17,113,175	148,904	-	3,922	3,114,733	25,594,662	1,921,521
Fidelity Series Small Cap Core Fund	59,060,156	113,673	2,049,589	-	(291,444)	4,727,581	61,560,377	5,279,621
Fidelity Series Small Cap Discovery Fund	176,000,595	3,410,443	8,026,727	3,089,344	(769,892)	10,523,335	181,137,754	16,725,554
Fidelity Series Small Cap Opportunities Fund	386,248,118	702,913	24,525,187	-	2,790,396	32,855,044	398,071,284	27,246,494
Fidelity Series Stock Selector Large Cap Value Fund	1,272,704,807	39,534,270	21,041,649	-	1,421,873	50,585,149	1,343,204,450	94,859,071
Fidelity Series Value Discovery Fund	1,189,568,783	15,853,999	20,317,890	-	1,513,768	34,073,686	1,220,692,346	75,491,178
	30,141,837,935	1,084,336,215	1,470,735,868	108,159,548	201,911,600	2,081,733,661	32,039,083,543

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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